SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Total	19,301,945	18,160,280	16,424,655
Stock options [Member]
Total	14,750,000	14,750,000	14,750,000
Common stock warrants [Member]
Total	4,551,945	3,410,280	1,674,655